Trade and other receivables - Carrying amounts of trade and other receivables denominated in other currencies (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Trade and other current receivables	R 286,406	R 260,576
South African Rand
Disclosure of geographical areas [line items]
Trade and other current receivables	98,148	80,037
Australian Dollar
Disclosure of geographical areas [line items]
Trade and other current receivables	24,016	21,754
Brazilian Real
Disclosure of geographical areas [line items]
Trade and other current receivables	19,129	15,684
Euro
Disclosure of geographical areas [line items]
Trade and other current receivables	28,192	24,411
Great Britain Pound
Disclosure of geographical areas [line items]
Trade and other current receivables	18,883	18,535
United Arab Emirates Dirhams
Disclosure of geographical areas [line items]
Trade and other current receivables	2,578	3,354
United States Dollar
Disclosure of geographical areas [line items]
Trade and other current receivables	91,105	94,441
Other
Disclosure of geographical areas [line items]
Trade and other current receivables	R 4,355	R 2,360